Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Apr. 28, 2012	Apr. 30, 2011	May 01, 2010
Income Tax Contingency [Line Items]
Beginning Balance	$ 16,715	$ 15,268	$ 24,541
Additions for tax positions of the current period		1,809	2,457
Additions for tax positions of prior periods	993	1,199	2,563
Reductions due to settlements	(228)	(508)
Other reductions for tax positions of prior periods	(448)	(1,053)	(14,293)
Ending Balance	$ 17,032	$ 16,715	$ 15,268